Employee Future Benefits	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Future Benefits
EMPLOYEE FUTURE BENEFITS

The Corporation and its subsidiaries each maintain one or a combination of defined benefit pension plans, OPEB plans, and defined contribution pension plans. For the defined benefit pension and OPEB plan arrangements, the benefit obligation and the fair value of plan assets are measured for accounting purposes as at December 31 of each year.

Actuarial valuations are required to determine funding contributions for pension plans, at least, every three years for Fortis' Canadian and Caribbean subsidiaries. The most recent valuations were as of December 31, 2014 for Newfoundland Power, FortisOntario and the Corporation; December 31, 2015 for FortisAlberta and FortisBC Energy (plan covering non-unionized employees); and December 31, 2016 for FortisBC Electric, FortisBC Energy (plans covering unionized employees) and Caribbean Utilities.

ITC, UNS Energy and Central Hudson perform annual actuarial valuations, as their funding contribution requirements are based on maintaining annual target fund percentages. ITC, UNS Energy and Central Hudson have all met the minimum funding requirements.

The Corporation's investment policy is to ensure that the defined benefit pension and OPEB plan assets, together with expected contributions, are invested in a prudent and cost-effective manner to optimally meet the liabilities of the plans for its members. The investment objective of the defined benefit pension and OPEB plans is to maximize return in order to manage the funded status of the plans and minimize the Corporation's cost over the long term, as measured by both cash contributions and defined benefit pension and OPEB expense for consolidated financial statement purposes.

The Corporation's consolidated defined benefit pension and OPEB plan weighted average asset allocations were as follows.

Plan assets as at December 31	2017 Target Allocation
(%)		2017	2016
Equities	48	47	50
Fixed income	45	46	45
Real estate	6	6	4
Cash and other	1	1	1
	100	100	100

The fair value measurements of defined benefit pension and OPEB plan assets by fair value hierarchy, as defined in Note 28, were as follows.

Fair value of plan assets as at December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Equities	$522	$949	$—	$1,471
Fixed income	133	1,289	—	1,422
Real estate	—	13	168	181
Private equities	—	—	22	22
Cash and other	8	14	—	22
	$663	$2,265	$190	$3,118

Fair value of plan assets as at December 31, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Equities	$507	$942	$—	$1,449
Fixed income	124	1,180	—	1,304
Real estate	—	13	103	116
Private equities	—	—	10	10
Cash and other	6	13	—	19
	$637	$2,148	$113	$2,898

The following table is a reconciliation of changes in the fair value of pension plan assets that have been measured using Level 3 inputs for the years ended December 31, 2017 and 2016.

(in millions)	2017	2016
Balance, beginning of year	$113	$107
Actual return on plan assets held at end of year	12	8
Foreign currency translation impacts	(2)	(1)
Purchases, sales and settlements	67	(1)
Balance, end of year	$190	$113

The following is a breakdown of the Corporation's and subsidiaries' defined benefit pension and OPEB plans and their respective funded status.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2017	2016	2017	2016
Change in benefit obligation (1)
Balance, beginning of year	$3,037	$2,828	$676	$574
Liabilities assumed on acquisition	—	167	—	111
Service costs	76	66	27	18
Employee contributions	16	17	2	2
Interest costs	115	112	25	23
Benefits paid	(133)	(119)	(22)	(23)
Actuarial losses (gains)	217	45	(14)	(1)
Past service credits/plan amendments	—	(10)	(3)	—
Foreign currency translation impacts	(113)	(69)	(26)	(28)
Balance, end of year (2)	$3,215	$3,037	$665	$676

Change in value of plan assets
Balance, beginning of year	$2,646	$2,466	$252	$181
Assets assumed on acquisition	—	85	—	65
Actual return on plan assets	336	187	37	13
Benefits paid	(127)	(119)	(22)	(23)
Employee contributions	16	17	2	2
Employer contributions	69	47	26	18
Foreign currency translation impacts	(99)	(37)	(18)	(4)
Balance, end of year	$2,841	$2,646	$277	$252

Funded status	$(374)	$(391)	$(388)	$(424)

(1)	Amounts reflect projected benefit obligation for defined benefit pension plans and accumulated benefit obligation for OPEB plans.

(2)	The accumulated benefit obligation for defined benefit pension plans, excluding assumptions about future salary levels, was $2,940 million as at December 31, 2017 (December 31, 2016 - $2,741 million).

The following table summarizes the employee future benefit assets and liabilities and their classifications on the consolidated balance sheet.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2017	2016	2017	2016
Assets
Defined benefit pension assets:
Long-term (Note 9)	$31	$32	$—	$—
OPEB plan assets:
Long-term (Note 9)	—	—	3	—

Liabilities
Defined benefit pension liabilities:
Current (Note 13)	12	13	—	—
Long-term (Note 16)	393	410	—	—
OPEB plan liabilities:
Current (Note 13)	—	—	10	13
Long-term (Note 16)	—	—	381	411
Net liabilities	$374	$391	$388	$424

The net benefit cost for the Corporation's defined benefit pension plans and OPEB plans were as follows.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2017	2016	2017	2016
Components of net benefit cost
Service costs	$76	$66	$27	$18
Interest costs	115	112	25	23
Expected return on plan assets	(151)	(145)	(14)	(12)
Amortization of actuarial losses	45	48	2	2
Amortization of past service credits/plan amendments	—	1	(12)	(10)
Regulatory adjustments	2	6	4	9
Net benefit cost	$87	$88	$32	$30

The following table provides the components of accumulated other comprehensive loss and regulatory assets and liabilities, which would otherwise have been recognized as accumulated other comprehensive loss, for the years ended December 31, 2017 and 2016, which have not been recognized as components of net benefit cost.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2017	2016	2017	2016
Unamortized net actuarial losses	$22	$19	$—	$—
Unamortized past service costs	1	1	3	2
Income tax recovery	(5)	(5)	(1)	(1)
Accumulated other comprehensive loss (Note 19)	$18	$15	$2	$1

Net actuarial losses	$443	$479	$17	$53
Past service credits	(11)	(11)	(23)	(31)
Amount deferred due to actions of regulators	10	12	27	32
	$442	$480	$21	$54

Regulatory assets (Note 8 (ii))	$442	$480	$68	$96
Regulatory liabilities (Note 8 (ii))	—	—	(47)	(42)
Net regulatory assets	$442	$480	$21	$54

The following table provides the components recognized in comprehensive income or as regulatory assets, which would otherwise have been recognized in comprehensive income.

	Defined Benefit Pension Plans		OPEB Plans
(in millions)	2017	2016	2017	2016
Current year net actuarial losses (gains)	$5	$4	$(1)	$(2)
Past service costs/plan amendments	—	—	2	—
Amortization of actuarial losses	(1)	—	—	—
Foreign currency translation impacts	(1)	—	—	—
Income tax recovery	—	(1)	—	—
Total recognized in comprehensive income	$3	$3	$1	$(2)

Assets assumed on acquisition	$—	$23	$—	$3
Current year net actuarial losses (gains)	24	(1)	(35)	—
Past service credits/plan amendments	—	(10)	(5)	—
Amortization of actuarial losses	(44)	(47)	(1)	(4)
Amortization of past service (costs) credits	—	(1)	12	13
Foreign currency translation impacts	(17)	(9)	2	1
Regulatory adjustments	(1)	(11)	(6)	(6)
Total recognized in regulatory assets	$(38)	$(56)	$(33)	$7

Net actuarial losses of $1 million are expected to be amortized from accumulated other comprehensive income into net benefit cost in 2018 related to defined benefit pension plans.

Net actuarial losses of $46 million, past service credits of $1 million and regulatory adjustments of $1 million are expected to be amortized from regulatory assets into net benefit cost in 2018 related to defined benefit pension plans. Past service credits of $8 million and regulatory adjustments of $4 million are expected to be amortized from regulatory assets into net benefit cost in 2018 related to OPEB plans.

Significant weighted average assumptions	Defined Benefit Pension Plans		OPEB Plans
(%)	2017	2016	2017	2016
Discount rate during the year (1)	3.98	4.08	3.96	4.14
Discount rate as at December 31	3.58	4.00	3.59	4.00
Expected long-term rate of return on plan assets (2)	5.97	6.25	5.81	6.25
Rate of compensation increase	3.34	3.36	—	—
Health care cost trend increase as at December 31 (3)	—	—	4.71	4.70

(1)	ITC and UNS use the split discount rate methodology for determining current service and interest costs. All other subsidiaries use the single discount rate approach.

(2)
Developed by management with assistance from external actuaries using best estimates of expected returns, volatilities and correlations for each class of asset. The best estimates are based on historical performance, future expectations and periodic portfolio rebalancing among the diversified asset classes.

(3)
The projected 2018 weighted average health care cost trend rate is 6.38% for OPEB plans and is assumed to decrease over the next 11 years by 2028 to the weighted average ultimate health care cost trend rate of 4.71% and remain at that level thereafter.

For 2017 the effects of changing the health care cost trend rate by 1% were as follows.

(in millions)	1% increase in rate	1% decrease in rate
Increase (decrease) in accumulated benefit obligation	$96	$(74)
Increase (decrease) in service and interest costs	26	(19)

The following table provides the amount of benefit payments expected to be made over the next 10 years.

	Defined Benefit Pension Payments	OPEB Payments
Year	(in millions)	(in millions)
2018	$134	$23
2019	137	24
2020	142	25
2021	148	27
2022	156	29
2023-2027	860	160

During 2018 the Corporation expects to contribute $66 million for defined benefit pension plans and $36 million for OPEB plans.

In 2017 the Corporation expensed $38 million (2016 - $31 million) related to defined contribution pension plans.